Investment Objectives and Goals	Oct. 28, 2024
GMO International Quality ETF | GMO International Quality ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO International Quality ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO International Quality ETF (the “Fund”) seeks total return.
GMO International Value ETF | GMO International Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO International Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO International Value ETF (the “Fund”) seeks total return.
GMO U.S. Value ETF | GMO U.S. Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO U.S. Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO U.S. Value ETF (the “Fund”) seeks total return.
GMO Beyond China ETF | GMO Beyond China ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO Beyond China ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO Beyond China ETF (the “Fund”) seeks total return.
GMO Systematic Investment Grade Credit ETF | GMO Systematic Investment Grade Credit ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – GMO Systematic Investment Grade Credit ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GMO Systematic Investment Grade Credit ETF (the “Fund”) seeks total return in excess of the Bloomberg U.S. Corporate Index.